PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Net Defined Benefit Obligations by Country (Details) € in Millions, $ in Millions	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	€ 1,085	€ 1,122
Plan assets	(504)	(458)
Net defined benefit liability	581	664	$ 664
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	163	168
Plan assets	(5)	(5)
Net defined benefit liability	158	163
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	134	143
Plan assets	(2)	(1)
Net defined benefit liability	132	142
Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	295	310
Plan assets	(248)	(223)
Net defined benefit liability	47	87
United States
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	492	500
Plan assets	(249)	(229)
Net defined benefit liability	243	271
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	1	1
Plan assets	0	0
Net defined benefit liability	€ 1	€ 1